Borrowings - Pre-Swap Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pre-swap annual contractual obligations of long-term debt outstanding
2022	$ 6,765
2023	4,848
2024	6,391
2025	4,015
2026	4,719
Thereafter	25,601
Total	$ 52,339	$ 61,808